MFS(R)/SUNLIFE SERIES TRUST

         Supplement to the Current Statement of Additional Information

Effective  immediately,   with  respect  to  Capital  Appreciation  Series,  the
sub-heading entitled "Appendix D - Other Accounts", under the section entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of June 30, 2007 were as follows:

------------------ ------------------------------- ------------------------------- --------------------------
                       Registered Investment          Other Pooled Investment
                             Companies                        Vehicles                  Other Accounts
------------------ ------------------------------- ------------------------------- --------------------------
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
      Name          Number of     Total Assets*     Number of     Total Assets     Number of   Total Assets
                    Accounts*                       Accounts                        Accounts
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
Jeffrey C.              5         $7.58 billion         1        $175.63 million       0            N/A
Constantino
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
Stephen K. Pesek        9        $10.50 billion         1        $175.63 million       0            N/A
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------
Maureen
Pettirossi              7         $7.58 billion         1        $175.63 million       0            N/A
------------------ ------------ ------------------ ------------ ------------------ ----------- --------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


         Supplement to the Current Statement of Additional Information

Effective immediately, with respect to Blended Research Core Equity Series, the sub-heading entitled "Appendix D - Other Accounts", under the section entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of June 30, 2007 were as follows:

------------------ ------------------------------ ------------------------------ ----------------------------
                      Registered Investment         Other Pooled Investment            Other Accounts
                             Companies                      Vehicles
------------------ ------------------------------ ------------------------------ ----------------------------
------------------ ------------ ----------------- ------------ ----------------- ------------ ---------------
      Name          Number of    Total Assets*     Number of     Total Assets     Number of    Total Assets
                    Accounts*                      Accounts                       Accounts
------------------ ------------ ----------------- ------------ ----------------- ------------ ---------------
------------------ ------------ ----------------- ------------ ----------------- ------------ ---------------
Matthew Krummell        4        $2.85 billion         1       $346.00 million        2       $26.58 million
------------------ ------------ ----------------- ------------ ----------------- ------------ ---------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                 The date of this Supplement is August 1, 2007.